STATEMENT OF OPERATIONS (Parenthetical) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Temporary Equity, Net Income		$ (6,728)	$ (15,330)
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	0	35,013,969	35,013,969
Class B Common Stock Subject to Redemption | Over-allotment option
Maximum shares subject to forfeiture	1,312,500